UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3964

Dreyfus Government Cash Management Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	1/31
Date of reporting period:	4/30/08

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Government Cash Management
April 30, 2008 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--71.4%	of Purchase (%)	Amount ($)	Value ($)

Federal Farm Credit Bank:
5/13/08	2.23	125,000,000 a	124,999,202
5/16/08	2.54	277,000,000 a	277,000,000
7/15/08	4.26	40,115,000	40,036,341
9/22/08	2.33	410,000,000 a	410,004,113
11/17/08	2.20	75,000,000 a	75,000,000
1/14/09	2.33	77,000,000 a	76,994,542
7/23/09	2.31	375,000,000 a	375,000,000
8/3/09	2.36	100,000,000 a	100,000,000
9/15/09	2.30	320,000,000 a	319,978,846
3/9/10	2.23	200,000,000 a	200,000,000
Federal Home Loan Bank System:
5/1/08	1.75	1,900,000,000	1,900,000,000
5/21/08	2.72	500,000,000 a	499,890,338
5/23/08	2.02	102,700,000	102,573,223
6/11/08	4.22	37,843,000	37,664,570
6/13/08	4.23	469,669,000	467,346,487
6/18/08	4.23	299,750,000	298,095,380
7/7/08	3.93	95,825,000	95,138,387
7/16/08	3.42	78,266,000	77,710,833
7/16/08	4.13	350,000,000	350,529,737
7/30/08	2.04	148,000,000	147,248,900
8/8/08	3.37	84,000,000	84,371,177
8/13/08	4.66	186,000,000	186,128,960
8/22/08	4.55	42,000,000	41,905,984
9/15/08	2.21	150,000,000	150,653,754
11/7/08	2.21	123,870,000	124,064,507
2/13/09	1.90	200,000,000	200,950,139
2/27/09	2.58	150,000,000	150,047,162
3/5/09	2.55	200,000,000	200,027,003
3/12/09	1.80	100,000,000	100,321,213
4/21/09	2.42	200,000,000 a	200,000,000
4/23/09	2.29	250,000,000	249,970,658
4/24/09	2.30	250,000,000	249,874,945
9/4/09	2.37	350,000,000 a	350,000,000
Federal Home Loan Mortgage Corp.:
6/13/08	3.88	50,000,000	49,771,861
8/4/08	4.46	37,061,000	37,055,441
8/15/08	4.66	48,855,000	48,838,354
1/12/09	2.14	138,300,000	141,093,492
3/16/09	2.15	6,422,000	6,614,789
Federal National Mortgage Association:
5/1/08	2.46	420,000,000 a	419,943,771
5/1/08	2.45	800,000,000 a	800,000,000

5/2/08	4.20	300,000,000	299,965,583
6/15/08	4.16	46,057,000	45,958,985
7/2/08	3.92	124,527,000	123,701,317
7/15/08	4.26	38,387,000	38,349,422
7/16/08	3.42	125,754,000	124,861,985
7/25/08	3.90	750,000,000	743,235,417
8/20/08	2.11	255,000,000	253,356,737
9/3/08	2.12	44,100,000	43,778,438
11/14/08	2.15	13,500,000	13,343,385
3/16/09	2.17	3,000,000	3,035,702
Total U.S. Government Agencies
(cost $11,456,431,080)			11,456,431,080

Repurchase Agreements--30.8%

Barclays Financial LLC
dated 4/30/08, due 5/1/08 in the amount of
$295,110,656 (fully collateralized by $206,730,000
Federal Home Loan Bank, 2.375%, due 4/21/09, value
$206,141,595 and $92,176,000 Federal National
Mortgage Association, 5.50%, due 10/3/17, value
$94,860,626)	1.30	295,100,000	295,100,000
Barclays Financial LLC
dated 4/30/08, due 5/1/08 in the amount of
$150,007,708 (fully collateralized by $148,670,000
Federal National Mortgage Association, 5.50%, due
10/3/17, value $153,000,014)	1.85	150,000,000	150,000,000
BNP Paribas
dated 4/30/08, due 5/1/08 in the amount of
$1,130,059,639 (fully collateralized by $956,651,700
U.S. Treasury Notes, 2%-3.875%, due 1/15/09-1/15/16,
value $1,152,892,391)	1.90	1,130,000,000	1,130,000,000
Credit Suisse (USA) Inc.
dated 4/30/08, due 5/1/08 in the amount of
$600,033,000 (fully collateralized by $460,256,000
Federal Home Loan Bank, 0%, due 5/28/08, value
$459,565,611 and $335,319,000 U.S. Treasury Strips,
due 11/15/24-2/15/25, value $152,435,770)	1.98	600,000,000	600,000,000
Deutsche Bank Securities
dated 4/30/08, due 5/1/08 in the amount of
$600,033,333 (fully collateralized by $434,571,715
Federal Home Loan Mortgage Corp., 4.50%-7.182%, due
4/1/20-4/1/38, value $357,543,337 and $497,228,686
Federal National Mortgage Association, 3.993%-6.418%,
due 3/1/33-4/1/38, value $254,456,663)	2.00	600,000,000	600,000,000
Fortis Securities LLC
dated 4/30/08, due 5/1/08 in the amount of
$250,013,542 (fully collateralized by $149,167,800
U.S. Treasury Bonds, 8%, due 11/15/21, value
$209,636,443 and $75,227,500 U.S Treasury
Strips, due 2/15/15-2/15/25, value $45,363,585 )	1.95	250,000,000	250,000,000
Goldman, Sachs & Co.
dated 4/30/08, due 5/1/08 in the amount of

$12,000,600 (fully collateralized by $11,157,600 U.S.
Treasury Notes, 2%, due 4/15/12, value $12,240,041)	1.80	12,000,000	12,000,000
Goldman, Sachs & Co.
dated 4/30/08, due 5/1/08 in the amount of $250,002,083
(fully collateralized by $237,146,900 U.S. Treasury Notes,
4.50%-5.125%, due 6/30/11-9/30/11, value $255,000,075)	0.30	250,000,000	250,000,000
Greenwich Capital Markets
dated 4/30/08, due 5/1/08 in the amount of
$500,027,361 (fully collateralized by $512,320,000
Federal National Mortgage Association, 0%, due
7/16/08-7/23/08, value $510,001,715)	1.97	500,000,000	500,000,000
HSBC USA Inc.
dated 4/30/08, due 5/1/08 in the amount of
$220,012,100 (fully collateralized by $3,482,390
Federal Home Loan Mortgage Corp., 6%, due 4/15/34,
value $1,829,618 and $226,260,011 Federal National
Mortgage Association, 5.50%, due 8/1/37-3/1/38, value
$222,571,303)	1.98	220,000,000	220,000,000
Merrill Lynch & Co. Inc.
dated 4/30/08, due 5/1/08 in the amount of
$550,030,556 (fully collateralized by $1,159,329,864
Federal Home Loan Mortgage Corp., 0%-14.242%, due
11/15/17-2/15/38, value $246,652,460, $1,889,279,783
Federal National Mortgage Association, 0%-21.63%, due
3/25/18-3/25/38, value $261,035,537 and $460,262,625
Government National Mortgage Association, 0%-8.80%,
due 7/20/34-2/20/38, value $53,312,662)	2.00	550,000,000	550,000,000
UBS Securities LLC
dated 4/30/08, due 5/1/08 in the amount of
$383,021,065 (fully collateralized by $161,977,000
Federal Home Loan Mortgage Corp., 0%-5.875%, due
3/21/11-9/14/29, value $71,236,368, $513,022,000
Federal National Mortgage Association, 0%-6.25%, due
7/15/08-1/15/30, value $318,549,960 and $1,786,000,
Student Loan Marketing Association, 0%, due 10/3/22,
value $874,318)	1.98	383,000,000	383,000,000
Total Repurchase Agreements
(cost $4,940,100,000)			4,940,100,000
Total Investments (cost $16,396,531,080)		102.2%	16,396,531,080
Liabilities, Less Cash and Receivables		(2.2%)	(354,045,053)
Net Assets		100.0%	16,042,486,027

a Variable rate security--interest rate subject to periodic change.

At April 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of April 30, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0		0

Level 2 - Other Significant Observable Inputs	16,396,531,080		0

Level 3 - Significant Unobservable Inputs	0		0

Total	16,396,531,080		0

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Government Prime Cash Management
April 30, 2008 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--100.0%	of Purchase (%)	Amount ($)	Value ($)

Federal Farm Credit Bank:
5/1/08	4.21	10,000,000	10,000,000
5/2/08	2.53	100,000,000 a	100,000,000
5/6/08	4.16	24,000,000	23,986,367
5/16/08	2.54	150,000,000 a	150,000,000
5/27/08	2.25	100,000,000 a	99,998,547
6/9/08	2.21	60,000,000 a	60,000,000
7/21/08	2.26	50,000,000 a	49,997,879
8/7/08	2.22	5,500,000 a	5,499,587
8/21/08	2.22	10,000,000 a	10,000,186
10/10/08	4.10	12,215,000	12,217,656
11/14/08	2.27	50,000,000 a	50,000,000
11/17/08	2.21	100,000,000 a	99,996,029
1/14/09	2.33	28,500,000 a	28,495,772
2/24/09	2.18	4,900,000	4,964,403
3/19/09	2.14	1,395,000	1,438,086
4/24/09	2.28	100,000,000 a	100,000,000
5/27/09	2.36	100,000,000 a	100,000,000
7/22/09	2.35	17,000,000 a	16,991,523
7/23/09	2.31	125,000,000 a	125,000,000
8/3/09	2.36	150,000,000 a	150,000,000
Federal Home Loan Bank System:
5/1/08	1.75	193,000,000	193,000,000
5/2/08	2.15	420,000,000	419,975,006
5/7/08	2.44	350,000,000	349,858,708
5/8/08	4.21	68,730,000	68,731,855
5/9/08	2.10	450,000,000	449,790,167
5/15/08	2.03	100,000,000	99,921,056
5/21/08	2.73	250,000,000	249,623,611
5/23/08	2.02	100,000,000	99,876,556
6/16/08	2.65	130,000,000 a	129,975,956
6/23/08	2.46	19,700,000 a	19,698,438
7/2/08	2.13	150,000,000	149,452,333
7/15/08	4.11	8,390,000	8,363,447
7/16/08	4.13	200,000,000	200,303,534
8/6/08	2.55	175,000,000	173,811,750
8/13/08	2.55	71,167,000	70,648,904
8/15/08	4.65	2,000,000	2,004,219
8/25/08	4.66	77,440,000	77,501,864
9/10/08	2.14	185,000,000	183,561,933
9/12/08	2.20	12,200,000	12,320,779
9/17/08	4.30	100,000,000	100,118,735
10/1/08	2.12	93,599,000	92,763,629
10/15/08	2.12	28,054,000	27,780,707

10/17/08	2.12	80,000,000	79,211,333
11/28/08	2.59	150,000,000	150,000,000
1/29/09	2.21	8,785,000	8,816,720
2/9/09	2.11	14,775,000	15,135,002
2/13/09	2.20	10,425,000	10,524,587
4/3/09	2.28	100,000,000	99,980,907
8/7/09	2.34	250,000,000 a	250,000,000
Tennessee Valley Authority
11/13/08	2.13	20,620,000	20,969,925
Total Investments (cost $5,012,307,696)		100.0%	5,012,307,696
Cash and Receivables (Net)		.0%	1,808,640
Net Assets		100.0%	5,014,116,336
a Variable rate security--interest rate subject to periodic change.

For Federal tax purposes, the fund's approximate tax cost is equal to book cost.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of April 30, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0		0

Level 2 - Other Significant Observable Inputs	5,012,307,696		0

Level 3 - Significant Unobservable Inputs	0		0

Total	5,012,307,696		0

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Government Cash Management Funds

By:	/s/_J. David Officer_
J. David Officer
President

Date: June 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/_J. David Officer_
J. David Officer
President

Date: June 18, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date: June 18, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)